Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000924628
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	May 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2019
Prospectus Date	rr_ProspectusDate	May 31, 2019
James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Global Real Estate Investments Portfolio	JARSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Global Real Estate Investments Portfolio	0.89%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The third paragraph under the sub-heading James Alpha Global Real Estate Investments Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	0.47%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.37%
Fee Waiver and/or Expense Reduction/ Reimbursement(1)	(0.48)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (1)(2)	0.89%

(1)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.

(2)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.89% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$91	$387	$704	$1,605

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

James Alpha Global Real Estate Investments Portfolio | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JARSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,605
James Alpha Hedged High Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Hedged High Income Portfolio	INCSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Hedged High Income Portfolio	1.39%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Hedged High Income Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO

Fees and Expenses of the Portfolio.This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.70%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	0.65%
Interest/Dividend Expenses	0.15%
Acquired Fund Fees and Expenses (1)	0.17%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.67%
Fee Waiver and/or Expense Reduction/Reimbursement (2)	(0.96)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (2)(3)	1.71%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.

(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.39% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$174	$738	$1,329	$2,932

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

James Alpha Hedged High Income Portfolio | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INCSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.65%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%	[1],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	738
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,932
James Alpha Managed Risk Domestic Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Managed Risk Domestic Equity Portfolio	JDSEX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Managed Risk Domestic Equity Portfolio	1.34%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Managed Risk Domestic Equity Portfolio and James Alpha Managed Risk Emerging Markets Equity Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses
Interest Payments and Fees on Borrowed Funds	0.33%
Other Operating Expenses	0.69%
Total of Other Expenses	1.02%
Acquired Fund Fees and Expenses (1)	0.10%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.32%
Fee Waiver and/or Expense Reduction/Reimbursement (2)	(0.55)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (2)(3)	1.77%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(2)	Fee Waiver and/or Expense reduction/Reimbursement has been restated to reflect current fees.

(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.34% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$180	$672	$1,190	$2,614

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

James Alpha Managed Risk Domestic Equity Portfolio | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDSEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Other Operating Expenses	sat_Component4OtherExpensesOverAssets	0.69%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%	[1],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,614
James Alpha Managed Risk Emerging Markets Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Managed Risk Emerging Markets Equity Portfolio	JESMX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Managed Risk Emerging Markets Equity Portfolio	1.34%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Managed Risk Domestic Equity Portfolio and James Alpha Managed Risk Emerging Markets Equity Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses (1)
Interest Payments and Fees on Borrowed Funds	0.15%
Other Operating Expenses	1.15%
Total of Other Expenses	1.30%
Acquired Fund Fees and Expenses (1)	0.54%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.04%
Fee Waiver and/or Expense Reduction/Reimbursement (2)	(1.01)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (2)(3)	2.03%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.

(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.34% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$206	$844	$1,508	$3,284

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

James Alpha Managed Risk Emerging Markets Equity Portfolio | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JESMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets		[6]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Other Operating Expenses	sat_Component4OtherExpensesOverAssets	1.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%	[1],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,284
James Alpha Multi Strategy Alternative Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Multi Strategy Alternative Income Portfolio	JASMX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Multi Strategy Alternative Income Portfolio	1.49%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The fourth paragraph under the sub-heading James Alpha Multi Strategy Alternative Income Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.00%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	1.34%
Interest Expense	1.00%
Acquired Fund Fees and Expenses (1)	0.05%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	4.39%
Fee Waiver and/or Expense Reduction/Reimbursement (2)	(1.85)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (2)(3)	2.54%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(2)	Fee Waiver and/or Expense reduction/Reimbursement has been restated to reflect current fees.

(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.49% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$257	$1,162	$2,078	$4,418

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

James Alpha Multi Strategy Alternative Income Portfolio | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JASMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.34%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.54%	[1],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,418
James Alpha Momentum Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA MOMENTUM PORTFOLIO
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2021
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place through December 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Momentum Portfolio	MOMSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Momentum Portfolio	1.04%

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The third paragraph under the sub-heading James Alpha Momentum Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA MOMENTUM PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses (1)	0.45%
Acquired Fund Fees and Expenses (2)	0.06%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.50%
Fee Waiver and/or Expense Reduction/Reimbursement (3)	(0.40)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (3)(4)	1.10%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(3)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.

(4)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.04% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place through December 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$112	$349	$694	$1,670

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

James Alpha Momentum Portfolio | Class S
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOMSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[1],[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,670
James Alpha Macro Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	James Alpha Macro Portfolio
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated May 31, 2019 to the James Alpha Macro Portfolio Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Macro Portfolio	GRRSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Macro Portfolio (the “Portfolio”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”).

Eligibility for Purchase of Shares

Shares of Class S of the Portfolio are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved a new Operating Expense Limitation Agreement (the “Expense Limitation Agreement”) for Class S shares of the Portfolio. Pursuant to the Expense Limitation Agreement between the Manager and the Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares for the Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for the Portfolio do not exceed 0.94% of the Portfolio’s average net assets (the “Expense Cap”).

Reference is made to the sub-section entitled “Fees and Expenses of the Portfolio” located on page 1 of the Prospectus. The information under this sub-section is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and Subsidiary	1.10%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses
Other Fund Expenses	1.24%
Interest Expense	0.05%
Expenses of the Subsidiary	0.00%
Acquired Fund Fees and Expenses (1)	0.46%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.85%
Fee Waiver and/or Expense Reduction/Reimbursement (2)	(1.40)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (2)(3)	1.45%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.

(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest expenses on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.94% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$148	$751	$1,380	$3,075

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIO” located on page 18 of the Prospectus. The fifth paragraph under this section is deleted in its entirety.

Reference is made to the sub-heading entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIO”located on page 18 of the Prospectus. The first paragraph under this sub-heading is deleted in its entirety and replaced with the following:

The Portfolio is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio, and Acquired Fund Fees and Expenses) do not exceed 0.94% of the Portfolio’s average net assets (the “Expense Cap”), for Class S shares through December 31, 2020, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the management fees were waived or expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees.

Please retain this supplement for future reference.

James Alpha Macro Portfolio | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRRSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Expenses of the Subsidiary	sat_Component5OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%	[1],[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,075

[1]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.89% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2020 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[4]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.39% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2020 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[5]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.34% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2020 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[8]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.49% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2020 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[9]	Other Expenses are based on estimated amounts for the current fiscal year.
[10]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[11]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.04% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[12]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio's wholly owned and controlled Cayman Islands subsidiary (the "Subsidiary")). These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[13]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest expenses on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.94% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2020 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.